- Other long-term liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Site restoration costs	$ 27,638	$ 33,975
Finance lease obligations	198,374	204,242
Share-based compensation liability (note 13)	52,794	111,405
Cash flow hedges (note 18)	105,721	90,199
Defined benefit pension plans (note 20)	24,783	25,076
Land mortgage	30,242	0
Other	4,692	5,214
Other long-term liabilities, total	444,244	470,111
Less current maturities	(46,146)	(65,226)
Other non-current liabilities	$ 398,098	$ 404,885